Unaudited Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income for the period	$ 70,613	$ 47,213
Other comprehensive income / (loss)
Unrealized gain on cash flow hedges, net (Notes 18 and 20)	$ 2,203	12,734
Net settlements on interest rate swaps qualifying for cash flow hedge (Notes 10 and 20)		(489)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Note 20)	$ 51	51
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals (Note 11)		6,604
Other comprehensive income for the period	$ 2,254	18,900
Total comprehensive income for the period	$ 72,867	$ 66,113